SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.


             STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
           WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH



Report For Calendar Month Ending:  October 31, 2000



                  MERRILL LYNCH MUNICIPAL STRATEGY FUND, INC.


    ----------------------------------------------------------------------



                                                                                   Approx Asset
                                               Number of                       Value or Approx Asset         Name of
    Date of each        Identification          Shares          Price per      Coverage per Share at       Seller or of
    Transaction          of Security          Purchased           Share           Time of Purchase       Seller's Broker
-------------------------------------------------------------------------------------------------------------------------
   Oct. 26, 2000       Auction Market            299            $25,000             $7,475,000           Morgan Stanley
                       Preferred Stock                                                                    Dean Witter
-------------------------------------------------------------------------------------------------------------------------
   Oct. 26, 2000       Auction Market            225            $25,000             $5,625,000           Salomon Smith
                       Preferred Stock                                                                       Barney
-------------------------------------------------------------------------------------------------------------------------



                                                      MERRILL LYNCH MUNICIPAL
                                                      STRATEGY FUND, INC.



                                                      By /s/ Kenneth A. Jacob
                                                         Vice President



Date of Statement:  November 2, 2000